TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of current trade receivables

	2024	2023

Trade receivables	6,871.9	6,225.8
Bad debt provision	(839.9)	(721.0)
Trade receivables, net	6,032.0	5,504.8
Related parties (note 30)	237.9	236.7
Total current trade receivables	6,269.9	5,741.5

Schedule of maturity trade receivable

	2024			2023
	Trade receivables	Bad debt provision	Trade receivables, net	Trade receivables	Bad debt provision	Trade receivables, net
No past due	5,388.1	-	5,388.1	5,129.5	-	5,129.5
Past due – within 30 days	397.2	-	397.2	283.4	-	283.4
Past due – between 31 - 60 days	189.9	-	189.9	66.3	-	66.3
Past due – between 61 - 90 days	58.8	(2.0)	56.8	33.2	(7.7)	25.5
Past due – between 91 - 180 days	70.2	(70.2)	-	6.5	(6.4)	0.1
Past due – between 181 - 360 days	77.1	(77.1)	-	46.6	(46.6)	-
Past due over 360 days	690.6	(690.6)	-	660.3	(660.3)	-
Net carrying amount as at December 31	6,871.9	(839.9)	6,032.0	6,225.8	(721.0)	5,504.8

Schedule of estimated loss for doubtful debts

	2024	2023
Beginning balance	(721.0)	(679.1)
Effects of movements in foreign exchange in the balance sheet	(16.4)	12.3
Additions	(140.0)	(103.6)
Reversals	7.3	8.3
Write-offs	30.2	41.1
Final balance	(839.9)	(721.0)